Cover	Dec. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38947
Entity Registrant Name	BTRS HOLDINGS INC.
Entity Central Index Key	0001774155
Entity Tax Identification Number	83-3780685
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1009 Lenox Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code	609
Local Phone Number	235-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class 1 Common Stock, $0.0001 par value per share
Trading Symbol	BTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false